Stockholders' Deficit - Summary of Warrants Outstanding (Detail) - $ / shares		3 Months Ended		9 Months Ended	12 Months Ended
		Mar. 31, 2026		Sep. 30, 2023	Dec. 31, 2025		Mar. 12, 2026	Feb. 26, 2026	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Term (years)				5 years 6 months
Exercise Price		$ 0.65			$ 0.88
Warrants Outstanding		5,009,321			3,525,094		371,057	185,527	93,266	36,766
Contractual life remaining (years)		2 years 10 months 24 days			3 years 1 month 20 days
SVB Warrants
Class of Stock [Line Items]
Issuance Date		Jan. 20, 2019			Jan. 20, 2019
Term (years)		10 years			10 years
Exercise Price		$ 4,848.8			$ 4,848.8
Warrants Outstanding		92			92				92	92
Contractual life remaining (years)		1 year 9 months 29 days			2 years 29 days
September 2023 Warrants
Class of Stock [Line Items]
Issuance Date		Sep. 20, 2023			Sep. 20, 2023
Term (years)		5 years 6 months			5 years 6 months
Exercise Price		$ 56.43			$ 56.43
Warrants Outstanding		34,599			34,599				34,599	34,599
Contractual life remaining (years)		2 years 11 months 19 days			3 years 2 months 19 days
September 2023 Placement Agent Warrants
Class of Stock [Line Items]
Issuance Date		Sep. 20, 2023			Sep. 20, 2023
Term (years)		5 years			5 years
Exercise Price		$ 72.26			$ 72.26
Warrants Outstanding		2,075			2,075				2,075	2,075
Contractual life remaining (years)		2 years 5 months 19 days			2 years 8 months 19 days
January 2024 Common Stock Warrant
Class of Stock [Line Items]
Issuance Date		Jan. 09, 2024			Jan. 09, 2024
Term (years)		5 years			5 years
Exercise Price		$ 12.98			$ 12.98
Warrants Outstanding		13,636			13,636				13,636	0
Contractual life remaining (years)		2 years 9 months 10 days			3 years 7 days
January 2024 Pre-Funded Warrant
Class of Stock [Line Items]
Issuance Date		Jan. 09, 2024			Jan. 09, 2024
Exercise Price		$ 0.11			$ 0.11
Warrants Outstanding		42,864	[1]		42,864	[1]			42,864	0
August 2025 Pre-Funded Warrant
Class of Stock [Line Items]
Issuance Date		Aug. 20, 2025			Aug. 20, 2025
Exercise Price		$ 0.11			$ 0.11
Warrants Outstanding		185,527	[1]		185,527	[1]			0	0
September 2025 Pre-Funded Warrant
Class of Stock [Line Items]
Issuance Date		Sep. 25, 2025			Sep. 25, 2025
Exercise Price		$ 0.11			$ 0.11
Warrants Outstanding		2,318,657	[1]		2,318,657	[1]			0	0
December 2025 Pre-Funded Warrant
Class of Stock [Line Items]
Issuance Date		Dec. 12, 2025			Dec. 12, 2025
Exercise Price		$ 0.11			$ 0.11
Warrants Outstanding		927,643	[1]		927,643	[1]			0	0
February 2026 PreFunded Warrants [Member]
Class of Stock [Line Items]
Issuance Date		Feb. 26, 2026
Exercise Price		$ 0.11
Warrants Outstanding	[1]	1,113,170
March 2026 PreFunded Warrants [Member]
Class of Stock [Line Items]
Issuance Date		Mar. 12, 2026
Exercise Price		$ 0.11
Warrants Outstanding	[1]	371,057

[1]	Indicates the perpetual warrants that are excluded from the weighted average remaining contractual life (years) calculation.